9. Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2017
Income And Social Contribution Taxes
Income and Social Contribution Taxes

a.	Deferred Income and Social Contribution Taxes

The Company and its subsidiaries recognize deferred tax assets and liabilities which are not subject to the statute of limitations, resulting from tax loss carryforwards, temporary differences, negative tax bases and revaluation of property, plant, and equipment, among others. Deferred tax assets are sustained by the continued profitability of their operations. Deferred IRPJ and CSLL are recognized under the following main categories:

	2017	2016

Assets - Deferred income and social contribution taxes on:
Provision for impairment of assets	47,592	46,254
Provisions for tax, civil, and labor risks	145,767	163,096
Provision for post-employment benefits	81,199	54,185
Provision for differences between cash and accrual basis	40,755	18,452
Goodwill	14,234	17,823
Business combination – fiscal basis vs. accounting basis of goodwill	74,972	68,064
Provision for asset retirement obligation	19,111	23,419
Other provisions	146,002	136,463
Tax losses and negative basis for social contribution carryforwards (d)	201,471	78,682

Total	771,103	606,438
Offset the liabilities balance	(225,492)	(189,094)
Net balance of assets	545,611	417,344

Liabilities - Deferred income and social contribution taxes on:
Revaluation of property, plant, and equipment	2,109	2,640
Lease	3,361	3,899
Provision for differences between cash and accrual basis	44,440	59,264
Provision for goodwill/negative goodwill	131,811	74,895
Business combination – fair value of assets	45,414	46,202
Temporary differences of foreign subsidiaries	955	2,290
Other provisions	35,926	7,549

Total	264,016	196,739
Offset the assets balance	(225,492)	(189,094)
Net balance of liabilities	38,524	7,645

Changes in the net balance of deferred IRPJ and CSLL are as follows:

	2017	2016	2015

Initial balance	409,699	292,989	309,726
Deferred IRPJ and CSLL recognized in income of the year	83,029	100,505	(14,813)
Deferred IRPJ and CSLL recognized in other comprehensive income	13,389	18,938	(2,250)
Deferred IRPJ and CSLL recognized in business combination	(610)	-	-
Others	1,580	(2,733)	326

Final balance	507,087	409,699	292,989

The estimated recovery of deferred tax assets relating to IRPJ and CSLL is stated as follows:

Up to 1 Year	207,210
From 1 to 2 Years	79,790
From 2 to 3 Years	139,314
From 3 to 5 Years	94,397
From 5 to 7 Years	194,627
From 7 to 10 Years	55,765

Total of deferred tax assets relating to IRPJ and CSLL	771,103

The technical study on Extrafarma's projection of taxable profits for the realization of deferred tax assets was reviewed by the Fiscal Council on February 20, 2018 and approved by the Company's Board of Directors on February 21, 2018, taking into account implementation of the actions proposed by the subsidiary's management, among them, the operational restructuring and the expansion of stores.

b.	Reconciliation of Income and Social Contribution Taxes

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2017	2016	2015

Income (loss) before taxes and share of profit (loss) of joint ventures, and associates	2,392,624	2,263,134	2,258,192
Statutory tax rates - %	34	34	34
Income and social contribution taxes at the statutory tax rates	(813,492)	(769,466)	(767,785)
Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(105,017)	(57,961)	(70,540)
Nontaxable revenues (ii)	19,084	7,561	3,753
Adjustment to estimated income (iii)	10,844	14,218	12,926
Interest on equity (iv)	(550)	(364)	-
Other adjustments	1,104	7,108	4,874
Income and social contribution taxes before tax incentives	(888,027)	(798,904)	(816,772)

Tax incentives - SUDENE	48,598	98,912	82,436
Income and social contribution taxes in the income statement	(839,429)	(699,992)	(734,336)

Current	(922,458)	(800,497)	(719,523)
Deferred	83,029	100,505	(14,813)

Effective IRPJ and CSLL rates - %	35.0	30.9	32.5

(i)	Nondeductible expenses consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative effects of foreign subsidiaries and certain provisions;

(ii)	Nontaxable revenues consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions;

(iii)	Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to 32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries; and

(iv)	Interest on equity is an option foreseen in Brazilian corporate law to distribute profits to shareholders, calculated based on the long-term interest rate (“TJLP”), which does not affect the income statement, but is deductible for purposes of IRPJ and CSLL, being taxable to the beneficiary and deductible to the entity that pays.

c.	Tax Incentives - SUDENE

The following subsidiaries are entitled to federal tax benefits providing for IRPJ reduction under the program for development of northeastern Brazil operated by the Superintendence for the Development of the Northeast (“SUDENE”):

Subsidiary	Units	Incentive - %	Expiration

Bahiana Distribuidora de Gás Ltda.	Aracaju base (1)	75	2017
	Suape base	75	2018
	Mataripe base	75	2024
	Caucaia base	75	2025

Terminal Químico de Aratu S.A. – Tequimar	Suape terminal	75	2020
	Aratu terminal	75	2022
	Itaqui terminal	75	2025

Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Camaçari plant	75	2021

Oxiteno Nordeste S.A. Indústria e Comércio	Camaçari plant (2)	75	2026

Empresa Carioca de Produtos Químicos S.A.	Camaçari plant (3)	75	2026

(1) In the first semester of 2018, the subsidiary will request to SUDENE the extension of the tax incentive for another 10 years.

(2) On April 10, 2017 the subsidiary requested to SUDENE the extension of recognition of the tax incentive for another 10 years, due to modernizations realized in Camaçari plant. Due to modernizations on the plant, SUDENE approved the 75% income tax reduction until 2026 through an appraisal report issued on July 13, 2017. On August 21, 2017, the constitutive benefit appraisal report was forwarded to the Brazilian Federal Revenue Service (“RFB”) for approval within a term of 120 days. As a result of the expiration of the statutes of limitation for the RFB to approve the constitutive benefit appraisal report, the income tax reduction was recognized by the subsidiary in the income statement in 2017, in the total amount of R$ 34,547 with retroactive effect to January 2017.

(3) On June 12, 2017 the subsidiary Empresa Carioca de Produtos Químicos S.A. (“EMCA”) filed a request at SUDENE requiring the 75% income tax reduction incentive for its Camaçari plant – Bahia, due to modernizations on the plant. SUDENE approved the 75% income tax reduction until 2026 through an appraisal report issued on August 29, 2017. On September 21, 2017, the constitutive benefit appraisal report was forwarded to the RFB for approval within a term of 120 days. As a result of the expiration of the statutes of limitation for the RFB to approve the constitutive benefit appraisal report, the income tax reduction was recognized by the subsidiary in the income statement in 2017, in the total amount of R$ 1,842 with retroactive effect to January 2017.

On July 3, 2017, the subsidiary Bahiana Distribuidora de Gás Ltda. (“Bahiana”), filed a request at SUDENE requiring the 75% income tax reduction incentive, due to productive unit implementation for its Juazeiro plant – Bahia. SUDENE approved the incentive until 2026 through an appraisal report issued on November 7, 2017. The constitutive benefit appraisal report was forwarded to the RFB, on November 27, 2017, for approval within a term of 120 days.

d.	Income and Social Contribution Taxes Carryforwards

In 2017, certain subsidiaries of the Company had tax loss carryforwards related to income tax (IRPJ) of R$ 598,183 (R$ 236,956 in 2016) and negative basis of CSLL of R$ 576,949 (R$ 216,036 in 2016), whose compensations are limited to 30% of taxable income in a given tax year, which do not expire. Based on these values, the Company and its subsidiaries recognized deferred income and social contribution tax assets in the amount of R$ 201,471 in 2017 (R$ 78,682 in 2016).